RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES
Summary of carrying amounts of right-of-use assets for lease

Net book amount at January 1, 2020	RMB 5,078,000
Net book amount at December 31, 2020	RMB 58,458,000
Net book amount at January 1, 2021	RMB 58,458,000
Net book amount at December 31, 2021	RMB 44,288,000

Schedule of lease liabilities

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Lease liabilities - current	13,404	13,431
Lease liabilities – noncurrent	33,325	46,728
	46,729	60,159

Schedule of contractual undiscounted cash flows for the leases

As of December 31, 2021
		Total contractual
		undiscounted
Within one year	One to five years	cash flow
RMB’000	RMB’000	RMB’000
14,883	34,565	49,448

Summary of consolidated income statement showing the amounts relating to leases

Year ended
December 31, 2021
Amortization charge of right-of-use assets	14,067
Interest expense	2,166

Year ended
December 31, 2020
Amortization charge of right-of-use assets	13,082
Interest expense	2,746